STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of assets and liabilities of Cala Energy Corp assumed
Cash	$2,578
Total assets	$2,578

Accounts payable	$6,000
Notes payable (Notes 4 and 6)	36,100
Total liabilities	$42,100

Net liabilities assumed	$39,522